UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
April 30, 2011 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 43.6%
COMMUNICATIONS — 3.1%
Telecommunications — 3.1%
Cellco Partnership/Verizon Wireless Capital LLC
	2.914% 05/20/11 (a)	1,900,000	1,902,297
	3.750% 05/20/11	8,000,000	8,010,976
Qwest Corp.
	7.875% 09/01/11	5,000,000	5,112,500
Telefonica Emisiones SAU
	0.641% 02/04/13 (05/04/11) (a)(b)	10,000,000	9,920,350
Verizon Communications, Inc.
	0.919% 03/28/14 (06/28/11) (a)(b)	3,000,000	3,029,490
	1.950% 03/28/14	1,000,000	1,008,596
Telecommunications Total			28,984,209
COMMUNICATIONS TOTAL			28,984,209
CONSUMER CYCLICAL — 1.1%
Auto Manufacturers — 1.1%
Volkswagen International Finance NV
	0.917% 04/01/14 (07/01/11) (a)(b)(c)	5,000,000	5,017,525
	1.625% 08/12/13 (c)	5,000,000	5,033,655
Auto Manufacturers Total			10,051,180
CONSUMER CYCLICAL TOTAL			10,051,180
CONSUMER NON-CYCLICAL — 6.4%
Beverages — 2.9%
Anheuser-Busch InBev Worldwide, Inc.
	1.039% 03/26/13 (06/26/11) (a)(b)	10,000,000	10,090,720
Dr Pepper Snapple Group, Inc.
	1.700% 12/21/11	5,460,000	5,497,049
	2.350% 12/21/12	3,000,000	3,064,869
PepsiCo, Inc.
	0.308% 07/15/11 (a)	8,750,000	8,751,820
Beverages Total			27,404,458
Food — 0.9%
HJ Heinz Finance Co.
	6.000% 03/15/12	1,000,000	1,046,158
	6.625% 07/15/11	1,000,000	1,012,138
Kraft Foods, Inc.
	5.625% 11/01/11	773,000	791,588
Kroger Co.
	5.000% 04/15/13	5,000,000	5,351,015
Food Total			8,200,899

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.3%
Mount Sinai Hospital
	2.210% 07/01/12	3,000,000	3,039,600
Healthcare Services Total			3,039,600
Pharmaceuticals — 2.3%
Express Scripts, Inc.
	5.250% 06/15/12	6,000,000	6,280,458
Novartis Capital Corp.
	1.900% 04/24/13	5,300,000	5,419,833
Pfizer, Inc.
	4.450% 03/15/12	5,000,000	5,172,545
Sanofi-Aventis SA
	0.618% 03/28/14 (06/28/11) (a)(b)	5,000,000	5,021,870
Pharmaceuticals Total			21,894,706
CONSUMER NON-CYCLICAL TOTAL			60,539,663
ENERGY — 0.7%
Oil & Gas — 0.7%
Premcor Refining Group, Inc.
	6.125% 05/01/11	1,000,000	1,000,000
Shell International Finance BV
	1.300% 09/22/11	4,000,000	4,017,156
Valero Energy Corp.
	6.875% 04/15/12	1,000,000	1,052,908
Oil & Gas Total			6,070,064
ENERGY TOTAL			6,070,064
FINANCIALS — 26.8%
Banks — 19.7%
Bank of Nova Scotia/Houston
	0.560% 03/05/12 (06/06/11) (a)(b)	9,250,000	9,265,096
Barclays Bank PLC
	1.323% 01/13/14 (a)	5,000,000	5,045,395
	2.375% 01/13/14	3,600,000	3,652,409
BB&T Corp.
	0.973% 04/28/14 (07/28/11) (a)(b)	5,000,000	5,005,875
	3.850% 07/27/12	2,100,000	2,172,687
Canadian Imperial Bank of Commerce
	1.450% 09/13/13	11,000,000	11,032,274
Citibank N.A.
	1.375% 08/10/11 (d)	5,000,000	5,017,540

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citigroup, Inc.
	1.235% 04/01/14 (07/01/11) (a)(b)	7,500,000	7,496,077
Comerica Bank
	0.423% 05/24/11 (a)	10,000,000	10,001,280
	0.463% 08/24/11 (05/24/11) (a)(b)	1,000,000	1,000,280
Commonwealth Bank of Australia
	0.611% 11/04/11 (05/04/11) (a)(b)(c)	6,000,000	6,008,388
Credit Suisse/New York NY
	2.200% 01/14/14	5,000,000	5,065,965
Deutsche Bank AG/London
	2.375% 01/11/13	3,500,000	3,573,112
Deutsche Bank AG/New York NY
	0.926% 01/18/13 (07/18/11) (a)(b)	5,000,000	5,042,770
Fifth Third Bank/Ohio
	0.424% 05/17/13 (05/17/11) (a)(b)	5,500,000	5,420,685
Goldman Sachs Group, Inc.
	0.491% 02/06/12 (05/06/11) (a)(b)	6,000,000	6,000,516
ING Bank NV
	0.913% 01/13/12 (07/13/11) (a)(b)(c)	10,000,000	10,022,330
	1.360% 03/15/13 (06/15/11) (a)(b)(c)	5,000,000	5,010,320
JPMorgan Chase & Co.
	1.057% 09/30/13 (06/30/11) (a)(b)	15,000,000	15,054,285
Morgan Stanley
	0.590% 01/09/14 (07/11/11) (a)(b)	6,500,000	6,363,500
	1.253% 04/29/13 (07/29/11) (a)(b)	3,000,000	3,003,672
National Australia Bank Ltd.
	1.010% 04/11/14 (07/11/11) (a)(b)(c)	5,000,000	5,083,275
Nordea Bank Finland PLC/New York
	0.760% 03/08/13 (06/08/11) (a)(b)	5,000,000	5,010,250
Rabobank Nederland NV
	2.650% 08/17/12 (c)	2,850,000	2,920,161
Royal Bank of Canada
	2.250% 03/15/13	3,000,000	3,088,947
Royal Bank of Scotland Group PLC
	0.571% 03/30/12 (05/31/11) (a)(b)(c)	8,000,000	8,011,360
Santander US Debt SA Unipersonal
	2.991% 10/07/13 (c)	8,000,000	8,078,032
UBS AG/Stamford CT
	1.413% 02/23/12 (05/23/11) (a)(b)	8,000,000	8,061,560
US Bancorp
	1.375% 09/13/13	5,000,000	5,016,710
	2.250% 03/13/12	1,000,000	1,017,059

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	2.450% 07/27/15	5,000,000	5,002,246
Wachovia Corp.
	2.074% 05/01/13 (05/02/11) (a)(b)	5,000,000	5,151,490
Banks Total			186,695,546
Diversified Financial Services — 3.1%
American Express Travel Related Services Co., Inc.
	5.250% 11/21/11 (c)	1,900,000	1,947,194
American Honda Finance Corp.
	0.479% 03/27/12 (06/27/11) (a)(b)(c)	3,000,000	2,998,428
	2.375% 03/18/13 (c)	4,000,000	4,071,312
ERAC USA Finance LLC
	2.250% 01/10/14 (c)	5,000,000	5,027,290
General Electric Capital Corp.
	0.924% 04/07/14 (07/07/11) (a)(b)	5,000,000	5,004,500
	1.144% 01/07/14 (07/07/11) (a)(b)	5,000,000	5,038,550
HSBC Finance Corp.
	0.522% 08/09/11 (05/09/11) (a)(b)	850,000	850,071
PACCAR Financial Corp.
	1.950% 12/17/12	4,100,000	4,173,374
Diversified Financial Services Total			29,110,719
Diversified Financial Services — 0.5%
Caterpillar Financial Services Corp.
	1.650% 04/01/14	5,000,000	5,051,435
Diversified Financial Services Total			5,051,435
Insurance — 3.5%
Berkshire Hathaway Finance Corp.
	0.620% 01/10/14 (07/11/11) (a)(b)	14,600,000	14,642,953
Hartford Financial Services Group, Inc.
	5.250% 10/15/11	1,775,000	1,810,560
Lincoln National Corp.
	6.200% 12/15/11	2,000,000	2,066,628
MetLife Institutional Funding II
	1.201% 04/04/14 (07/05/11) (a)(b)(c)	7,500,000	7,500,097
Metropolitan Life Global Funding I
	1.040% 01/10/14 (07/11/11) (a)(b)(c)	5,000,000	5,026,780

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
5.100% 12/14/11	1,800,000	1,846,498
Insurance Total		32,893,516
FINANCIALS TOTAL		253,751,216
INDUSTRIALS — 1.3%
Aerospace & Defense — 0.5%
Boeing Co.
1.875% 11/20/12	5,000,000	5,092,775
Aerospace & Defense Total		5,092,775
Transportation — 0.8%
Ryder System, Inc.
5.950% 05/02/11	7,500,000	7,500,000
Transportation Total		7,500,000
INDUSTRIALS TOTAL		12,592,775
INFORMATION TECHNOLOGY — 0.3%
Computers — 0.3%
Hewlett-Packard Co.
4.250% 02/24/12	3,000,000	3,094,407
Computers Total		3,094,407
INFORMATION TECHNOLOGY TOTAL		3,094,407
TECHNOLOGY — 0.6%
Office/Business Equipment — 0.6%
Xerox Corp.
5.500% 05/15/12	5,000,000	5,239,470
Office/Business Equipment Total		5,239,470
TECHNOLOGY TOTAL		5,239,470
UTILITIES — 3.3%
Electric — 2.8%
Columbus Southern Power Co.
0.709% 03/16/12 (06/16/11) (a)(b)	4,500,000	4,509,913
Georgia Power Co.
0.630% 03/15/13 (06/15/11) (a)(b)	10,000,000	10,023,840
Oncor Electric Delivery Co.
6.375% 05/01/12	8,000,000	8,409,096
Southern Co.
5.300% 01/15/12	3,500,000	3,615,203
Electric Total		26,558,052

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.5%
Sempra Energy
	1.069% 03/15/14 (06/15/11) (a)(b)	5,000,000	5,020,005
Gas Total			5,020,005
UTILITIES TOTAL			31,578,057
	Total Corporate Fixed-Income Bonds & Notes (cost of $408,645,467)		411,901,041
Asset-Backed Securities — 18.9%
Ally Auto Receivables Trust
	0.710% 02/15/13	4,000,000	4,001,326
	1.450% 05/15/14	4,000,000	4,033,364
AmeriCredit Automobile Receivables Trust
	0.970% 01/15/13	1,071,527	1,071,844
	1.180% 02/06/14	2,373,756	2,372,049
	1.220% 10/08/13	5,653,638	5,668,338
AmeriCredit Prime Automobile Receivables Trust
	1.400% 11/15/12	268,847	269,015
BMW Vehicle Lease Trust
	0.820% 04/15/13	4,100,000	4,105,942
Capital One Multi-Asset Execution Trust
	0.610% 10/15/15 (06/15/11) (a)(b)	10,000,000	10,008,246
Chrysler Financial Auto Securitization Trust
	1.150% 11/08/11	1,105,268	1,105,786
	6.250% 05/08/14 (c)	3,135,000	3,250,193
Citibank Credit Card Issuance Trust
	1.769% 05/15/14 (05/15/11) (a)(b)	10,000,000	10,143,926
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (c)	1,542,199	1,545,154
CNH Equipment Trust
	5.170% 10/15/14	9,825,801	10,182,609
Discover Card Master Trust
	0.869% 09/15/15 (05/15/11) (a)(b)	8,500,000	8,562,080
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (c)	6,750,000	6,753,493
	1.040% 03/15/13 (c)	2,392,967	2,394,609
Ford Credit Auto Owner Trust
	3.960% 04/15/12	315,218	316,134
	4.280% 05/15/12	543,464	545,000
Ford Credit Floorplan Master Owner Trust
	1.500% 09/15/15	8,175,000	8,182,744

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	1.869% 12/15/14 (05/15/11) (a)(b)(c)	10,000,000	10,191,554
Great America Leasing Receivables
	1.050% 03/15/13 (c)	5,000,000	5,018,527
Leaf II Receivables Funding LLC
	1.700% 08/20/18 (c)	8,669,298	8,543,128
	1.700% 12/20/18 (c)	6,826,068	6,657,989
Louisiana Public Facilities Authority
	0.807% 04/26/21 (05/11/11) (a)(b)	1,000,000	997,660
Navistar Financial Corp. Owner Trust
	1.470% 10/18/12 (c)	11,099,064	11,118,880
Nissan Auto Lease Trust
	1.390% 01/15/16	10,000,000	10,051,312
Santander Drive Auto Receivables Trust
	0.950% 08/15/13	5,845,896	5,848,918
	1.360% 03/15/13	9,254,569	9,276,740
Silverleaf Finance LLC
	5.360% 07/15/22 (c)	2,506,895	2,530,144
SLM Student Loan Trust
	1.213% 10/15/24 (05/26/11) (a)(b)(c)	2,500,000	2,505,071
TXU Electric Delivery Transition Bond Co. LLC
	4.810% 11/17/14	387,499	400,430
USAA Auto Owner Trust
	4.280% 10/15/12	56,525	56,622
Volkswagen Auto Lease Trust
	0.990% 11/20/13	5,000,000	5,006,187
Volvo Financial Equipment LLC
	1.060% 06/15/12 (c)	4,129,310	4,132,734
Wachovia Auto Owner Trust
	1.363% 03/20/14 (05/20/11) (a)(b)	8,600,000	8,660,707
Westlake Automobile Receivables Trust
	1.750% 12/17/12 (c)	2,920,069	2,922,420
	Total Asset-Backed Securities (cost of $178,159,374)		178,430,875
Commercial Mortgage-Backed Securities — 9.3%
Banc of America Commercial Mortgage, Inc.
	6.186% 06/11/35	5,795,457	5,909,413
Citigroup Commercial Mortgage Trust
	4.755% 05/15/43	4,639,512	4,846,960

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
First Union National Bank Commercial Mortgage
	6.223% 12/12/33	4,873,217	4,919,773
	6.141% 02/12/34	4,430,013	4,539,288
GE Capital Commercial Mortgage Corp.
	6.269% 12/10/35	8,875,026	9,131,953
JPMorgan Chase Commercial Mortgage Securities Corp.
	6.162% 05/12/34	7,100,000	7,274,489
	4.767% 03/12/39	5,453,000	5,713,881
	5.857% 10/12/35	5,862,918	5,893,739
Morgan Stanley Capital I
	5.150% 06/13/41	12,000,000	12,759,364
Morgan Stanley Dean Witter Capital I
	6.510% 04/15/34	5,707,525	5,831,129
	5.740% 12/15/35	9,470,843	9,740,130
Wachovia Bank Commercial Mortgage Trust
	4.867% 02/15/35	11,000,000	11,506,184
	Total Commercial Mortgage-Backed Securities (cost of $89,674,013)		88,066,303

Municipal Bonds — 8.0%
FLORIDA — 1.5%
FL Citizens Property Insurance Corp.
	Series 2009 A-1,
	5.000% 06/01/12	6,260,000	6,493,185
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2007 A,
	0.999% 10/15/12 (05/15/11) (a)(b)	8,000,000	7,945,360
FLORIDA TOTAL			14,438,545
ILLINOIS — 2.2%
IL Municipal Electric Agency
	Series 2009,
	4.160% 02/01/13	750,000	771,322
IL State
	Series 2004 B,
	5.000% 03/01/13	7,400,000	7,757,346
	Series 2010:
	2.766% 01/01/12	9,000,000	9,068,580

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	3.321% 01/01/13	3,500,000	3,554,180
ILLINOIS TOTAL			21,151,428
KANSAS — 0.2%
KS Olathe
	Diamant Boart, Inc.,
	Series 1997 B,
	LOC: Svenska Handelsbanken
	0.590% 03/01/27 (05/05/11) (a)(b)	2,000,000	2,000,000
KANSAS TOTAL			2,000,000
MASSACHUSETTS — 0.7%
MA Housing Finance Agency
	Series 2009 E,
	3.390% 09/01/11	2,675,000	2,698,540
MA State
	Series 2009 D,
	3.000% 07/01/11	4,000,000	4,016,560
MASSACHUSETTS TOTAL			6,715,100
MISSISSIPPI — 0.7%
MS Business Finance Corp.
	The Pointe at MSU LLC,
	Series 2009,
	LOC: Midland States Bank,
	LOC: Federal Home Loan Bank
	0.310% 12/01/39 (05/04/11) (a)(b)	6,115,000	6,115,000
MISSISSIPPI TOTAL			6,115,000
NEW YORK — 0.8%
NY Energy Research & Development Authority
	Consolidated Edison Co,
	Series 2010, AMT,
	1.450% 06/01/36 (11/01/12) (a)(b)	4,000,000	4,001,320
NY New York
	Series 2010 G-2,
	1.650% 03/01/12	3,000,000	3,029,310
NEW YORK TOTAL			7,030,630
TEXAS — 0.4%
TX State
	Series 2006 E,
	SPA: Dexia Credit Local
	0.650% 12/01/26 (05/04/11) (a)(b)	3,400,000	3,400,000
TEXAS TOTAL			3,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGIN ISLANDS — 0.7%
VI Virgin Islands Public Finance Authority
	Series 2009 A2,
	3.000% 10/01/11	6,650,000	6,676,600
VIRGIN ISLANDS TOTAL			6,676,600
VIRGINIA — 0.6%
VA Small Business Financing Authority
	Sentara Healthcare,
	Series 2010,
	3.000% 11/01/11	5,755,000	5,830,851
VIRGINIA TOTAL			5,830,851
WEST VIRGINIA — 0.2%
WV Economic Development Authority
	Appalachian Power Co,
	Series 2011 A AMT,
	2.000% 01/01/41 (08/01/12) (a)(b)	2,000,000	2,005,860
WEST VIRGINIA TOTAL			2,005,860
	Total Municipal Bonds (cost of $75,302,607)		75,364,014

Collateralized Mortgage Obligations — 6.1%
AGENCY — 3.7%
Federal Home Loan Mortgage Corp. REMICS
	3.850% 04/15/17	956,996	963,139
	3.900% 08/15/30	249,756	257,797
	4.000% 07/15/28	414,054	419,264
	4.500% 02/15/17	231,357	233,518
	4.500% 09/15/18	3,255,229	3,348,500
	4.500% 08/15/22	1,445,701	1,482,806
	4.500% 05/15/29	618,434	622,462
	4.500% 07/15/34	4,710,386	4,903,739
	4.750% 05/15/31	400,615	403,812
	5.000% 01/15/18	3,485,913	3,600,608
	5.000% 05/15/22	2,023,816	2,079,021
	5.000% 10/15/30	5,068,863	5,205,137
	5.000% 02/15/32	5,549,417	5,682,052
	5.500% 01/15/22	1,255,760	1,268,039
Federal National Mortgage Association REMICS
	4.500% 09/25/16	353,141	358,387
	4.500% 07/25/21	463,655	467,109
	5.250% 07/25/35	3,427,024	3,552,524
AGENCY TOTAL			34,847,914

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 2.4%
BCAP LLC Trust
	5.000% 11/25/36	4,267,850	4,288,997
Credit Suisse Mortgage Capital Certificates
	2.732% 01/27/36 (05/01/11) (a)(b)(c)	2,456,887	2,482,935
	5.000% 04/27/37 (05/01/11) (a)(b)(c)	183,727	183,606
JPMorgan Mortgage Trust
	5.500% 04/25/36	84,650	84,594
JPMorgan ReREMIC
	6.000% 02/26/37 (c)	4,269,008	4,412,076
Morgan Stanley ReREMIC Trust
	0.543% 01/26/36 (05/25/11) (a)(b)(c)	7,925,761	7,833,808
RBSSP Resecuritization Trust
	0.510% 08/26/36 (05/25/11) (a)(b)(c)	3,342,759	3,265,357
NON - AGENCY TOTAL			22,551,373
	Total Collateralized Mortgage Obligations (cost of $57,477,545)		57,399,287
Government & Agency Obligations — 2.6%

FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Russian Federation
	3.000% 05/14/11	10,000,000	9,999,600
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			9,999,600
U.S. GOVERNMENT OBLIGATIONS — 1.6%
U.S. Treasury Notes
	0.375% 10/31/12	15,000,000	14,994,135
U.S. GOVERNMENT OBLIGATIONS TOTAL			14,994,135
	Total Government & Agency Obligations (cost of $25,001,850)		24,993,735
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
	2.510% 02/01/36 (05/01/11) (a)(b)	543,744	569,325
Federal National Mortgage Association
	3.094% 03/01/34 (05/01/11) (a)(b)	388,021	406,082
	Total Mortgage-Backed Securities (cost of $928,394)		975,407
Short-Term Obligations — 10.8%
CERTIFICATES OF DEPOSIT — 1.5%
Deutsche Bank AG/New York NY
	0.575% 01/19/12 (07/19/11) (a)(b)	10,000,000	10,013,330

		Par ($)	Value ($)
Short-Term Obligations — (continued)
CERTIFICATES OF DEPOSIT — (continued)
Nordea Bank Fld PLC
	0.791% 02/07/13 (05/09/11) (a)(b)	4,350,000	4,360,658
CERTIFICATES OF DEPOSIT TOTAL			14,373,988
COMMERCIAL PAPER — 9.3%
Apache Corp.
	05/03/11	20,100,000	20,099,631
Sara Lee Corp.
	05/09/11	26,100,000	26,098,260
United Healthcare Co.
	05/02/11	20,000,000	19,999,833
Wisconsin Energy Corp.
	05/02/11	21,800,000	21,799,849
COMMERCIAL PAPER TOTAL			87,997,573
REPURCHASE AGREEMENT — 0.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/29/11, due 05/02/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 09/15/20, market value $112,700, (repurchase proceeds $107,000)	107,000	107,000
REPURCHASE AGREEMENT TOTAL			107,000

	Total Short-Term Obligations (cost of $102,453,275)		102,478,561

Value ($)
Total Investments — 99.4% (cost of $937,642,525)(e)(f)	939,609,223

Other Assets & Liabilities, Net — 0.6%	5,787,655

Net Assets — 100.0%	945,396,878

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of April 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$411,901,041	$—	$411,901,041
Total Asset-Backed Securities	—	178,430,875	—	178,430,875
Total Commercial Mortgage-Backed Securities	—	88,066,303	—	88,066,303
Total Municipal Bonds	—	75,364,014	—	75,364,014
Total Collateralized Mortgage Obligations	—	57,399,287	—	57,399,287
Government & Agency Obligations
Foreign Government Obligations	—	9,999,600	—	9,999,600
U.S. Government Obligations	14,994,135	—	—	14,994,135
Total Government & Agency Obligations	14,994,135	9,999,600	—	24,993,735
Total Mortgage-Backed Securities	—	975,407	—	975,407
Total Short-Term Obligations	—	102,478,561	—	102,478,561
Total Investments	$14,994,135	$924,615,088	$—	$939,609,223

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine month period ended April 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of July 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2011
Collateralized Mortgage Obligations Non-Agency	$875	$—	$(1,749,999)	$1,749,125	$—	$(1)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at April 30, 2011, which were valued using significant unobservable inputs (Level 3) amounts to $0.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities, which are not illiquid, amounted to $167,497,825, which represents 17.7% of net assets.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(e)	Cost for federal income tax purposes is $940,894,684.
(f)	Unrealized appreciation and depreciation at April 30, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$3,565,489	$(4,850,950)	$(1,285,461)

Acronym	Name

AMT	Alternative Minimum Tax
LOC	Letter of Credit
REMICS	Real Estate Mortgage Investment Conduits
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 21, 2011